Lines of business	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Lines of business
Lines of business

We have an internal information system that produces performance data along product and service lines for our two principal businesses and the Other segment. The primary products and services and types of revenue for our principal businesses and a description of the Other segment are presented below.

Investment Services business

Line of business	Primary products and services	Primary types of revenue
Asset Servicing
Custody, accounting, ETF services, middle-office solutions, transfer agency, services for private equity and real estate funds, foreign exchange, securities lending, liquidity/lending services, prime brokerage and data analytics
- Asset servicing fees (includes securities lending revenue) - Foreign exchange revenue - Net interest revenue - Financing-related fees

Pershing	Clearing and custody, investment, wealth and retirement solutions, technology and enterprise data management, trading services and prime brokerage	- Clearing services fees - Net interest revenue

Issuer Services	Corporate Trust (trustee, administration and agency services and reporting and transparency) and Depositary Receipts (issuer services and support for brokers and investors)	- Issuer services fees - Net interest revenue - Foreign exchange revenue

Treasury Services	Integrated cash management solutions including payments, foreign exchange, liquidity management, receivables processing and payables management and trade finance and processing	- Treasury services fees - Net interest revenue

Clearance and Collateral Management	U.S. government clearing, global collateral management and tri-party repo	- Asset servicing fees - Net interest revenue

Investment Management business

Line of business	Primary products and services	Primary types of revenue
Asset Management	Diversified investment management strategies and distribution of investment products	- Investment management fees - Performance fees - Distribution and servicing fees

Wealth Management	Investment management, custody, wealth and estate planning and private banking services	- Investment management fees - Net interest revenue

Other segment	Description	Primary types of revenue

Includes leasing portfolio, corporate treasury activities, including our securities portfolio, derivatives and other trading activity, corporate and bank-owned life insurance, renewable energy investments and business exits
- Net interest revenue - Investment and other income - Net gain (loss) on securities - Other trading revenue

Business accounting principles

Our business data has been determined on an internal management basis of accounting, rather than the generally accepted accounting principles used for consolidated financial reporting. These measurement principles are designed so that reported results of the businesses will track their economic performance.

Business results are subject to reclassification when organizational changes are made. There were no significant organizational changes in 2018. The results are also subject to refinements in revenue and expense allocation methodologies, which are typically reflected on a prospective basis.

The accounting policies of the businesses are the same as those described in Note 1.

The results of our businesses are presented and analyzed on an internal management reporting basis.

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Revenue amounts reflect fee and other revenue generated by each business. Fee and other revenue transferred between businesses under revenue transfer agreements is included within other revenue in each business.

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Revenues and expenses associated with specific client bases are included in those businesses. For example, foreign exchange activity associated with clients using custody products is included in Investment Services.

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Net interest revenue is allocated to businesses based on the yields on the assets and liabilities generated by each business. We employ a funds transfer pricing system that matches funds with the specific assets and liabilities of each business based on their interest sensitivity and maturity characteristics.

•	The provision for credit losses associated with the respective credit portfolios is reflected in each business segment.

•	Incentives expense related to restricted stock is allocated to the businesses.

•	Support and other indirect expenses are allocated to businesses based on internally developed methodologies.

•	Recurring FDIC expense is allocated to the businesses based on average deposits generated within each business.

•	Litigation expense is generally recorded in the business in which the charge occurs.

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Management of the securities portfolio is a shared service contained in the Other segment. As a result, gains and losses associated with the valuation of the securities portfolio are included in the Other segment.

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Client deposits serve as the primary funding source for our securities portfolio. We typically allocate all interest revenue to the businesses generating the deposits. Accordingly, accretion related to the portion of the securities portfolio restructured in 2009 has been included in the results of the businesses.

•	Balance sheet assets and liabilities and their related income or expense are specifically assigned to each business. Businesses with a net liability position have been allocated assets.

•	Goodwill and intangible assets are reflected within individual businesses.

Total revenue includes approximately $2.6 billion in 2018, $2.4 billion in 2017 and $2.2 billion in 2016 of international operations domiciled in the UK which comprised 16%, 15% and 14% of total revenue, respectively.
The following consolidating schedules present the contribution of our businesses to our overall profitability.

For the year ended Dec. 31, 2018	Investment Services	Investment Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$8,926	$3,781	(a)	$85	$12,792	(a)
Net interest revenue (expense)	3,372	303		(64)	3,611
Total revenue	12,298	4,084	(a)	21	16,403	(a)
Provision for credit losses	1	3		(15)	(11)
Noninterest expense	8,058	2,818		334	11,210	(b)
Income (loss) before taxes	$4,239	$1,263	(a)	$(298)	$5,204	(a)(b)
Pre-tax operating margin (c)	34%	31%		N/M	32%
Average assets	$262,747	$31,446		$49,581	$343,774

(a)
Both total fee and other revenue and total revenue include a net loss from consolidated investment management funds of $1 million, representing $13 million of losses and a loss attributable to noncontrolling interests of $12 million. Income before taxes is net of a loss attributable to noncontrolling interests of $12 million.

(b)	Noninterest expense includes a loss attributable to noncontrolling interests of $1 million related to other consolidated subsidiaries.

(c)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2017	Investment Services	Investment Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$8,527	$3,668	(a)	$7	$12,202	(a)
Net interest revenue (expense)	3,058	329		(79)	3,308
Total revenue (loss)	11,585	3,997	(a)	(72)	15,510	(a)
Provision for credit losses	(7)	2		(19)	(24)
Noninterest expense	7,747	2,854		347	10,948	(b)
Income (loss) before taxes	$3,845	$1,141	(a)	$(400)	$4,586	(a)(b)
Pre-tax operating margin (c)	33%	29%		N/M	30%
Average assets	$254,646	$31,450		$57,752	$343,848

(a)
Both total fee and other revenue and total revenue include net income from consolidated investment management funds of $37 million, representing $70 million of income and noncontrolling interests of $33 million. Income before taxes is net of noncontrolling interests of $33 million.

(b)	Noninterest expense includes a loss attributable to noncontrolling interest of $9 million related to other consolidated subsidiaries.

(c)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2016	Investment Services	Investment Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$8,299	$3,424	(a)	$366	$12,089	(a)
Net interest revenue	2,797	327		14	3,138
Total revenue	11,096	3,751	(a)	380	15,227	(a)
Provision for credit losses	8	6		(25)	(11)
Noninterest expense	7,342	2,778		394	10,514	(b)
Income before taxes	$3,746	$967	(a)	$11	$4,724	(a)(b)
Pre-tax operating margin (c)	34%	26%		N/M	31%
Average assets	$273,808	$30,169		$54,500	$358,477

(a)
Both total fee and other revenue and total revenue include net income from consolidated investment management funds of $16 million, representing $26 million of income and noncontrolling interests of $10 million. Income before taxes is net of noncontrolling interests of $10 million.

(b)	Noninterest expense includes a loss attributable to noncontrolling interest of $9 million related to other consolidated subsidiaries.

(c)	Income before taxes divided by total revenue.